Condensed Consolidated Unaudited Interim Statements of Profit or Lost and Other Comprehensive Income or Loss € in Thousands, $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2022 EUR (€) € / shares	Jun. 30, 2022 USD ($) $ / shares [1]	Jun. 30, 2021 EUR (€) € / shares		Dec. 31, 2021 EUR (€) € / shares
Profit or loss [abstract]
Revenues	€ 29,196	$ 30,334	€ 20,393	[2]	€ 45,721	[2]
Operating expenses	(13,132)	(13,644)	(7,572)	[2]	(17,590)	[2]
Depreciation and amortization expenses	(7,978)	(8,289)	(7,076)	[2]	(15,116)	[2]
Gross profit	8,086	8,401	5,745		13,015
Project development costs	(1,554)	(1,615)	(1,119)		(2,508)
General and administrative expenses	(3,297)	(3,425)	(2,572)		(5,661)
Share of profits (losses) of equity accounted investee	(602)	(625)	(772)		117
Operating profit	2,633	2,736	1,282		4,963
Financing income	4,439	4,612	1,716		2,931
Financing income (expenses) in connection with derivatives and warrants, net	338	351	(109)		(841)
Financing expenses	(6,958)	(7,230)	(7,745)		(28,974)
Financing expenses, net	(2,181)	(2,267)	(6,138)		(26,884)
Profit (loss) before taxes on income	452	469	(4,856)		(21,921)
Tax benefit (Taxes on income)	(1,087)	(1,129)	(306)	[2]	2,281	[2]
Loss for the period	(635)	(660)	(5,162)	[2]	(19,640)	[2]
Profit (loss) attributable to:
Owners of the Company	(1,222)	(1,270)	(5,252)	[2]	(15,090)	[2]
Non-controlling interests	587	610	90	[2]	(4,550)	[2]
Loss for the period	(635)	(660)	(5,162)	[2]	(19,640)	[2]
Other comprehensive loss items that after initial recognition in comprehensive income (loss) were or will be transferred to profit or loss:
Foreign currency translation differences for foreign operations	(3,683)	(3,826)	1,684		12,284
Effective portion of change in fair value of cash flow hedges	(31,942)	(33,186)	(5,202)		(13,429)
Net change in fair value of cash flow hedges transferred to profit or loss	821	853	(1,225)		(3,353)
Total other comprehensive loss	(34,804)	(36,159)	(4,743)		(4,498)
Total other comprehensive loss attributable to:
Owners of the Company	(19,051)	(19,793)	(1,764)		3,124
Non-controlling interests	(15,753)	(16,366)	(2,979)		(7,622)
Total other comprehensive loss	(34,804)	(36,159)	(4,743)		(4,498)
Total comprehensive loss for the period	(35,439)	(36,819)	(9,905)		(24,138)
Total comprehensive loss for the period attributable to:
Owners of the Company	(20,273)	(21,063)	(7,016)		(11,966)
Non-controlling interests	(15,166)	(15,756)	(2,889)		(12,172)
Total comprehensive loss for the period	€ (35,439)	$ (36,819)	€ (9,905)		€ (24,138)
Basic net loss per share | (per share)	€ (0.1)	$ (0.1)	€ (0.41)	[2]	€ (1.18)	[2]
Diluted net loss per share | (per share)	€ (0.1)	$ (0.1)	€ (0.41)	[2]	€ (1.18)	[2]

[1]	* Convenience translation into US$ (exchange rate as at June 30, 2022: EUR 1 = US$1.039)
[2]	Reclassified, please see Note 2C.